Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common Stock, Shares, Issued	47,993,765	39,703,358